SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of useful lives of property and equipment

Property	20 years
Office equipment	5 years
Electronic equipment	3 years
Vehicle	4 years
Leasehold improvement	Shorter of useful life or lease term

Summary of disaggregation of revenue

	For the Years Ended
	December 31,
	2024	2023	2022
Nature of Revenue:
Rebates and incentives offered by publishers	$402,462	$887,038	$1,930,188
Net fees from advertisers	221,625	34,796	484,910
Total	$624,087	$921,834	$2,415,098

Category of Revenue:
SEM services	$21,536	$559,307	$321,363
Non-SEM services	602,551	362,527	2,093,735
Total	$624,087	$921,834	$2,415,098

Summary of currency exchange rates

	December 31,	December 31,
	2024	2023
Year-end spot rate	7.2993	7.0999

	For the Years Ended
	December 31,
	2024	2023	2022
Average rate	7.1957	7.0809	6.7290